Product Sales Revenues (Disclosure Of Product Sales Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Product Sales Revenue [Line Items]
Physical sale of petroleum products	$ 833,581		$ 870,007		$ 784,839
Total NYMEX contract adjustments	(34,199)		(15,479)		(21,749)
Total product sales revenues	799,382		854,528		763,090
Petroleum Products Blending And Fractionation Activities [Member]
Product Sales Revenue [Line Items]
Total NYMEX contract adjustments	(30,270)	[1]	(4,330)	[1]	(10,751)	[1]
Houston-To-El Paso Pipeline Section Line Fill And Working Inventory [Member]
Product Sales Revenue [Line Items]
Total NYMEX contract adjustments	(3,940)	[1]	(11,149)	[1]	(11,212)	[1]
Other Product Sale Revenue [Member]
Product Sales Revenue [Line Items]
Total NYMEX contract adjustments	$ 11		$ 0		$ 214

[1]	The associated petroleum products for these activities are, to the extent still owned as of the statement date, or were, to the extent no longer owned as of the statement date, classified as inventory in current assets on our consolidated balance sheets.